Exhibit 99.1

Hyundai Auto Receivables Trust 2015-B

Monthly Servicing Report

Collection Period	May 2016
Distribution Date	06/15/16
Transaction Month	14
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	March 20, 2015
Closing Date:	April 22, 2015

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,235,672,536.05	62,912	3.22%	59.18
Original Adj. Pool Balance:	$1,199,066,043.18

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$232,000,000.00	18.775%	0.33000%	April 15, 2016
Class A-2-A Notes	Fixed	$186,000,000.00	15.053%	0.69000%	April 16, 2018
Class A-2-B Notes	Floating	$230,000,000.00	18.613%	LIBOR + 0.22%	April 16, 2018
Class A-3 Notes	Fixed	$388,000,000.00	31.400%	1.12000%	November 15, 2019
Class A-4 Notes	Fixed	$75,520,000.00	6.112%	1.48000%	June 15, 2021
Class B Notes	Fixed	$21,580,000.00	1.746%	2.01000%	June 15, 2021
Class C Notes	Fixed	$35,970,000.00	2.911%	2.30000%	July 15, 2022
Total Securities		$1,169,070,000.00	94.610%

Overcollateralization		$29,996,043.18	2.428%
YSOA		$36,606,492.87	2.962%
Total Original Pool Balance		$1,235,672,536.05	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2-A Notes	$94,697,330.14	0.5091254	$82,022,453.24	0.4409809	$12,674,876.90
Class A-2-B Notes	$117,098,849.09	0.5091254	$101,425,614.22	0.4409809	$15,673,234.88
Class A-3 Notes	$388,000,000.00	1.0000000	$388,000,000.00	1.0000000	$-
Class A-4 Notes	$75,520,000.00	1.0000000	$75,520,000.00	1.0000000	$-
Class B Notes	$21,580,000.00	1.0000000	$21,580,000.00	1.0000000	$-
Class C Notes	$35,970,000.00	1.0000000	$35,970,000.00	1.0000000	$-
Total Securities	$732,866,179.23	0.6268796	$704,518,067.45	0.6026312	$28,348,111.78

Weighted Avg. Coupon (WAC)	3.11%		3.10%
Weighted Avg. Remaining Maturity (WARM)	46.68		45.76
Pool Receivables Balance	$795,867,142.62		$766,582,742.13
Remaining Number of Receivables	51,892		51,056

Adjusted Pool Balance	$773,634,424.70		$745,286,312.92

III. COLLECTIONS

Principal:
Principal Collections	$27,929,078.59
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$788,121.07
Total Principal Collections	$28,717,199.66

Interest:
Interest Collections	$1,986,172.73
Late Fees & Other Charges	$46,493.06
Interest on Repurchase Principal	$-
Total Interest Collections	$2,032,665.79

Collection Account Interest	$8,658.43
Reserve Account Interest	$977.67
Servicer Advances	$-

Total Collections	$30,759,501.55

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Hyundai Auto Receivables Trust 2015-B

Monthly Servicing Report

Collection Period	May 2016
Distribution Date	06/15/16
Transaction Month	14
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$30,759,501.55
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$30,759,501.55

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$663,222.62	$-	$663,222.62	663,222.62
Collection Account Interest					$8,658.43
Late Fees & Other Charges					$46,493.06
Total due to Servicer					$718,374.11

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2-A Notes		$54,450.96		$54,450.96
Class A-2-B Notes		$63,862.78		$63,862.78
Class A-3 Notes		$362,133.33		$362,133.33
Class A-4 Notes		$93,141.33		$93,141.33

Total Class A interest:		$573,588.40		$573,588.40	573,588.40

3. First Priority Principal Distribution:		$-		$-	0.00

4. Class B Noteholders Interest:		$36,146.50		$36,146.50	36,146.50

5. Second Priority Principal Distribution:		$-		$-	0.00

6. Class C Noteholders Interest:		$68,942.50		$68,942.50	68,942.50

Available Funds Remaining:					$29,362,450.04

7. Regular Principal Distribution Amount:					28,348,111.78

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2-A Notes		$12,674,876.90
Class A-2-B Notes		$15,673,234.88
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	$28,348,111.78	$28,348,111.78
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Total Noteholders Principal	$28,348,111.78	$28,348,111.78

8. Required Deposit to Reserve Account			0.00

9. Trustee Expenses			0.00

10. Remaining Available Collections Released to Certificateholder			1,014,338.26

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$22,232,717.92
Beginning Period Amount	$22,232,717.92
Current Period Amortization	$936,288.71
Ending Period Required Amount	$21,296,429.21
Ending Period Amount	$21,296,429.21
Next Distribution Date Required Amount	$20,380,402.68

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$2,997,665.11
Beginning Period Amount	$2,997,665.11
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$2,997,665.11
Ending Period Amount	$2,997,665.11

VII. OVERCOLLATERALIZATION

Overcollateralization Target	3.40%
Overcollateralization Floor	3.40%

	Beginning	Ending	Target
Overcollateralization Amount	$40,768,245.47	$40,768,245.47	$40,768,245.47
Overcollateralization as a % of Original Adjusted Pool	3.40%	3.40%	3.40%
Overcollateralization as a % of Current Adjusted Pool	5.27%	5.47%	5.47%

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Hyundai Auto Receivables Trust 2015-B

Monthly Servicing Report

Collection Period	May 2016
Distribution Date	06/15/16
Transaction Month	14
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.87%	50,477	98.54%	$755,357,654.04
30 - 60 Days	0.89%	452	1.14%	$8,733,690.97
61 - 90 Days	0.20%	104	0.27%	$2,039,104.21
91-120 Days	0.05%	23	0.06%	$452,292.91
121 + Days	0.00%	0	0.00%	$-
Total		51,056		$766,582,742.13

Delinquent Receivables 30+ Days Past Due
Current Period	1.13%	579	1.46%	$11,225,088.09
1st Preceding Collection Period	0.93%	482	1.22%	$9,729,483.86
2nd Preceding Collection Period	0.93%	491	1.20%	$9,896,128.49
3rd Preceding Collection Period	0.90%	484	1.14%	$9,765,377.59
Four-Month Average	0.97%		1.26%

Repossession in Current Period		37		$765,595.40
Repossession Inventory		82		$614,735.02

Current Charge-Offs
Gross Principal of Charge-Offs				$1,355,321.90
Recoveries				$(788,121.07)
Net Loss				$567,200.83

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.86%

Average Pool Balance for Current Period				$781,224,942.38

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.87%
1st Preceding Collection Period				0.43%
2nd Preceding Collection Period				0.53%
3rd Preceding Collection Period				1.22%
Four-Month Average				0.76%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	89	1,025	$16,983,460.21
Recoveries	83	831	$(8,136,231.75)
Net Loss			$8,847,228.46
Cumulative Net Loss as a % of Initial Pool Balance			0.72%

Net Loss for Receivables that have experienced a Net Loss *	62	835	$8,855,779.82
Average Net Loss for Receivables that have experienced a Net Loss			$10,605.72

Principal Balance of Extensions			$3,171,852.04
Number of Extensions			152

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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